FINANCIAL INSTRUMENTS - Schedule of Liquidity Risk Management (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	$ 411,985,000
Trade payables	116,274,000
Lease liabilities	140,892,000
Other financial liabilities	208,901,000
Financial liabilities	878,052,000
Nominal value of contingent consideration	140,752,000	$ 156,968,000
Foreign exchange forward contracts and interest rate SWAP
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	0
Subscription Agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Nominal value of contingent consideration	31,594,000
2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	19,666,000
Trade payables	112,590,000
Lease liabilities	37,232,000
Other financial liabilities	119,152,000
Financial liabilities	288,640,000
2027
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	20,638,000
Trade payables	3,674,000
Lease liabilities	30,664,000
Other financial liabilities	21,806,000
Financial liabilities	76,782,000
2028
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	371,681,000
Trade payables	10,000
Lease liabilities	28,980,000
Other financial liabilities	67,558,000
Financial liabilities	468,229,000
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0
Trade payables	0
Lease liabilities	44,016,000
Other financial liabilities	385,000
Financial liabilities	$ 44,401,000